SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Revenue and Property and Equipment, by Geographical Areas
Revenue by geographical location are as follows:

	December 31,
	2021	2020	2019
US	$81,882	$62,760	$50,837
Canada	1,039	518	311
APAC	3,151	2,636	2,657
EMEA	2,515	1,463	1,645
LATAM	1,704	1,424	888
Total revenues	$90,291	$68,801	$56,338
The Company’s property and equipment, net by geographical location are as follows:

	Year ended December 31,
	2021	2020
Israel	$1,495	$1,625
US	3,051	595
Rest of the World	294	105
Total	$4,840	$2,325